The Millicom Group (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Disclosure of main subsidiaries	The Group's main subsidiaries are as follows:

Entity	Country	Activity	December 31, 2023 % holding*	December 31, 2022 % holding*	December 31, 2021 % holding*
Colombia Móvil S.A. E.S.P.	Colombia	Mobile	50-1 share	50-1 share	50-1 share
Comunicaciones Celulares S.A.	Guatemala	Mobile	100	100	100
Distribuidora de Comunicaciones de Occidente, S.A.	Guatemala	Mobile	100	100	100
Grupo de Comunicaciones Digitales, S.A. (formerly Telefonica Moviles Panama, S.A.)	Panama	Mobile	100	100	80
Lati International S.A. (i)	Luxembourg	Holding Company ('Lati business')	100	N/A	N/A
Millicom Cable Costa Rica S.A.	Costa Rica	Cable, DTH	100	100	100
Millicom Holding B.V.	Netherlands	Holding Company	100	100	100
Millicom International Operations B.V.	Netherlands	Holding Company	100	100	100
Millicom International Services LLC	USA	Services Company	100	100	100
MIC Latin America B.V.	Netherlands	Holding Company	100	100	100
Millicom LIH S.A.	Luxembourg	Holding Company	100	100	100
Millicom International Operations S.A.	Luxembourg	Holding Company	100	100	100
Millicom Spain S.L.	Spain	Holding Company	100	100	100
Millicom Telecommunications S.A. (ii)	Luxembourg	Holding Company ('MFS business')	100	100	100
Navega.com S.A.	Guatemala	Cable, DTH	100	100	100
Servicios Especializados en Telecomunicaciones, S.A.	Guatemala	Mobile	100	100	100
Servicios Innovadores de Comunicacion y Entretenimiento, S.A.	Guatemala	Mobile	100	100	100
Servicios y Productos Multimedios S.A.	Paraguay	Pay-TV, Internet	100	100	100
Telecomunicaciones Digitales, S.A. (formerly Cable Onda S.A.)	Panama	Cable, Pay-TV, Internet, DTH, Fixed-line	100	100	80
Telefonica Celular de Bolivia S.A.	Bolivia	Mobile, DTH, Cable	100	100	100
Telefonia Celular de Nicaragua S.A.	Nicaragua	Mobile, Cable, Internet, Fixed-line	100	100	100
Telefonica Celular del Paraguay S.A.	Paraguay	Mobile, Cable, Pay-TV	100	100	100
Telemovil El Salvador S.A. de C.V.	El Salvador	Mobile, Cable, DTH	100	100	100
UNE EPM Telecomunicaciones S.A. and subsidiaries	Colombia	Fixed-line, Internet, Pay-TV, Mobile	50-1 share	50-1 share	50-1 share
* Also reflects the voting interest, except in Colombia where voting interest is 50% + 1 share for each of the two entities.
(i) Lati International S.A. is the holding Company of the Group's tower business.
(ii) Millicom Telecommunications S.A. is the holding Company of most of the Group's MFS business.
The summarized financial information for material non-controlling interests in our operations in Colombia and Panama (until the purchase of the remaining 20% shareholding in June 29, 2022) is provided below. This information is based on amounts before inter-company eliminations.
Colombia

	2023	2022	2021
	(US$ millions)
Revenue	1,313	1,335	1,414
Total operating expenses	(501)	(492)	(509)
Operating profit	60	64	100
Net (loss) for the year	(326)	(104)	(80)
50% non-controlling interest in net (loss)	(163)	(52)	(40)
Total assets (excluding goodwill)	2,470	1,942	2,336
Total liabilities	2,605	1,890	2,158
Net assets	(135)	52	178
50% non-controlling interest in net assets	(68)	26	89
Consolidation adjustments	(17)	2	(6)
Total non-controlling interest	(85)	28	83
Dividends and advances paid to non-controlling interest	—	(2)	(5)
Net cash from operating activities	270	250	272
Net cash from (used in) investing activities	(214)	(289)	(295)
Net cash from (used in) financing activities	(54)	(133)	30
Exchange impact on cash and cash equivalents, net	2	(5)	(10)
Net increase (decrease) in cash and cash equivalents	5	(178)	(2)
Panama

	2022 (i)	2021
	(US$ millions)
Revenue	651	633
Total operating expenses	(207)	(207)
Operating profit	106	7
Net profit (loss) for the year	29	(37)
20% non-controlling interest in net profit (loss)	4	(7)
Total assets (excluding Millicom's goodwill in Cable Onda)	1,719	1,717
Total liabilities	1,318	1,347
Net assets	401	371
20% non-controlling interest in net assets	—	74
Total non-controlling interest	—	74
Net cash from operating activities	148	179
Net cash from (used in) investing activities	(117)	(118)
Net cash from (used in) financing activities	(93)	(43)
Net increase (decrease) in cash and cash equivalents	(63)	17
(i) From January 1 to June 29, 2022, until the purchase of the remaining 20% shareholding of our operations in Panama (see note A.1.2.).
Disclosure of discontinued operations
(a)     The net assets de-consolidated on the date of the disposal, as well as the gain on disposal, were as follows:

Details of the sale of the subsidiary ($ millions)	April 5, 2022
Carrying amount of net assets sold (A)	(79)
Initial sale consideration (B)	101
Gross gain on sale (B) - (A)	180
Other operating expenses linked to the disposal	(11)
Other operating income/expenses, net	(5)
Gain on sale before reclassification of foreign currency translation reserve	165
Reclassification of foreign currency translation reserve	(56)
Net gain on sale	109
The figures shown below are after inter-company eliminations.

Results from Discontinued Operations (in millions of U.S. dollars)	2022	2021
Revenue	88	357
Equipment, programming and other direct costs	(26)	(104)
Operating expenses	(27)	(131)
Depreciation and amortization	(21)	(83)
Other operating income (expenses), net	4	1
Gain/(loss) on disposal of discontinued operations	120	—
Other expenses linked to the disposal of discontinued operations	(11)	—
Operating profit (loss)	127	39
Interest income (expense), net	(12)	(36)
Other non-operating (expenses) income, net	—	(1)
Profit (loss) before taxes	116	3
Tax expense	(3)	(31)
Net profit/(loss) from discontinued operations	113	(28)

Cash flows from discontinued operations (in millions of U.S. dollars)	2022	2021
Cash from operating activities, net	18	87
Cash from (used in) investing activities, net	(10)	(46)
Cash from (used in) financing activities, net	(9)	(35)
Net cash inflows (outflows)	(1)	5
In accordance with IFRS 5, financial information relating to discontinued operations for the years ended December 31, 2022 and 2021 is set out below. Figures shown below are after intercompany eliminations. As further explained in Note A.1.3. , the Group’s former businesses in Tanzania (sold on April 5, 2022) had been classified as discontinued operations. For the year ended December 31, 2023, the results from discontinued operations relate to operating income for $4 million. For further details on Assets held for sale, refer to note E.4.
Results from discontinued operations

	2022	2021
	(US$ millions)
Revenue	88	357
Equipment, programming and other direct costs	(26)	(104)
Operating expenses	(27)	(131)
Other expenses linked to the disposal of discontinued operations	(11)	—
Depreciation and amortization	(21)	(83)
Other operating income (expenses), net	4	1
Gain/(loss) on disposal of discontinued operations	120	—
Operating profit (loss)	127	39
Interest income (expense), net	(12)	(36)
Other non-operating (expenses) income, net	—	(1)
Profit (loss) before taxes	116	3
Tax expense	(3)	(31)
Net profit/(loss) from discontinued operations	113	(28)

Cash flows from discontinued operations

	2022	2021
	(US$ millions)
Cash from operating activities, net	18	87
Cash from (used in) investing activities, net	(10)	(46)
Cash from (used in) financing activities, net	(9)	(35)

Disclosure of interests in joint ventures
Our main joint ventures are as follows:

Entity	Country	Activity	December 31, 2023 % holding	December 31, 2022 % holding
Telefonica Celular S.A. (i)	Honduras	Mobile, MFS	66.7	66.7
Navega S.A. de CV (i)	Honduras	Cable	66.7	66.7
(i)Millicom owns more than 50% of the shares in these entities and has the right to nominate a majority of the directors of each of these entities. However, key decisions over the relevant activities must be taken by a super majority vote. This effectively gives either shareholder the ability to veto any decision and therefore neither shareholder has sole control over the entity. Therefore, the operations of these joint ventures are accounted for under the equity method.
The table below summarizes the movements for the year in respect of the Group’s joint ventures carrying values:

Honduras (i)
(US$ millions)
Opening balance at January 1, 2022	596
Capital increase	3
Results for the year	32
Dividends declared during the year	(35)
Currency exchange differences	(7)
Closing balance at December 31, 2022	590
Results for the year	42
Dividends declared during the year	(54)
Currency exchange differences	(2)
Closing balance at December 31, 2023	576
(i)    Includes all the companies under the Honduras group. Share of profit is recognized under ‘Share of profit in joint ventures’ in the statement of income for the year ended December 31, 2023.

Disclosure of summarised financial information of joint venture
Summarized financial information of the Honduras, Guatemala (until acquisition of the remaining 45% equity interest, see note A.1.2.) and Ghana (until disposal in 2021) operations is as follows. This information is based on amounts before inter-company eliminations.
Honduras

	2023	2022	2021
	(US$ millions)
Revenue	612	586	589
Depreciation and amortization	(105)	(112)	(124)
Operating profit	124	111	99
Financial income (expenses), net	(28)	(29)	(34)
Profit before taxes	95	80	62
Tax expense	(32)	(31)	(22)
Profit for the year	63	49	40
Net profit for the year attributable to Millicom	42	32	27
Dividends and advances paid to Millicom	63	9	—
Total non-current assets (excluding goodwill)	429	404	473
Total non-current liabilities	440	384	362
Total current assets	200	182	176
Total current liabilities	223	220	305
Total net assets	(35)	(17)	(18)
Group's share in %	66.7%	66.7%	66.7%
Group's share in USD millions	(23)	(12)	(12)
Goodwill and consolidation adjustments	600	601	608
Carrying value of investment in joint venture	576	590	596

Cash and cash equivalents	47	27	39
Debt and financing – non-current	394	334	267
Debt and financing – current	28	23	73
Net cash from operating activities	162	162	166
Net cash from (used in) investing activities	(94)	(109)	(89)
Net cash from (used in) financing activities	(48)	(64)	(98)
Net (decrease) increase in cash and cash equivalents	21	(12)	(21)
Guatemala
On November 12, 2021, Millicom closed the agreement to acquire the remaining 45% equity interest in its joint venture business in Guatemala.

From January 1, to November 12, 2021
(US$ millions)
Revenue	1,379
Depreciation and amortization	(282)
Operating profit	462
Financial income (expenses), net	(40)
Profit before taxes	432
Tax expense	(99)
Profit for the year	333
Net profit for the year attributable to Millicom	183
Dividends and advances paid to Millicom	13

Net cash from operating activities	611
Net cash from (used in) investing activities	(192)
Net cash from (used in) financing activities	(406)
Exchange impact on cash and cash equivalents, net	1
Net increase (decrease) in cash and cash equivalents	13